Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Component of Operating Income [Abstract]
Proceeds from unsecured claims	$ 635,075	$ 0
Management fees	15,725	9,701	$ 12,445
Interest and other income	71,774	73,304	53,794
Total other income	722,574	$ 83,005	$ 66,239
Sale proceeds for restructuring claims	$ 595,000